Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
Note 4: Revenue

	For the 3 months ended 30 June 2026 USD’000	For the 3 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
Hafnia Vessels and TC Vessels
Revenue from voyage charter[1]	449,930	307,055	811,568	611,858
Revenue from time charter	55,730	39,509	107,015	75,049
Total revenue	505,660	346,564	918,583	686,907
External Vessels in Disponent-Owner Pools
Revenue from voyage charter	310,119	207,591	568,418	415,158
Total revenue	815,779	554,155	1,487,001	1,102,065

The Group’s revenue is generated from the following operating segments: LR2 Product Tankers, LR1 Product Tankers, MR Product Tankers (inclusive of IMO II vessels) and Handy Product Tankers (inclusive of IMO II vessels).

Disaggregation of revenue by operating segments is presented in Note 11.

[1] Revenue from voyage charters also includes revenue from vessels on short -term time charters (less than six months).